Long-term and Short-term Debt (Credit Facilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Collateral financing arrangements	$ 4,139	$ 4,196
General Credit Facility Three [Member]
Debt Instrument [Line Items]
Expiration	May 30, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000
Letters of Credit Issued	484
Collateral financing arrangements	0
Unused Commitments	$ 3,516